Fair Value Measurements, Derivative Instruments and Hedging Activities - Intangible Assets (Details) $ in Millions	12 Months Ended
Nov. 30, 2016 USD ($)
Finite-lived Intangible Assets [Roll Forward]
Finite-lived intangible assets	$ 74
Additions	1
Amortization	(4)
Foreign currency translation adjustment	(2)
Finite-lived intangible assets	69
Cruise Support
Finite-lived Intangible Assets [Roll Forward]
Finite-lived intangible assets	62
Additions	0
Amortization	(3)
Foreign currency translation adjustment	(2)
Finite-lived intangible assets	57
EAA Segment
Finite-lived Intangible Assets [Roll Forward]
Finite-lived intangible assets	12
Additions	1
Amortization	(1)
Foreign currency translation adjustment	0
Finite-lived intangible assets	$ 12